Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Summary of Preferred stock warrants outstanding
The following table summarizes the outstanding warrants to purchase shares of preferred stock and the corresponding exercise price as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020	Exercise Price	Expiration Date
Series C preferred stock warrants	—	70,455	$5.33	August 31, 2028
Series C preferred stock warrants	—	—	$5.33	March 19, 2031

Summary of Public and private placement warrants outstanding	The following table summarizes the number of outstanding public warrants and private placement warrants and the corresponding exercise price as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020	Exercise Price	Expiration Date
Public warrants	5,833,333	—	$11.50	August 24, 2026
Private placement warrants	181,667	—	$11.50	August 24, 2026